Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 17, 2021
Document Creation Date	dei_DocumentCreationDate	Feb. 16, 2021